MANAGER AND FOUNDER
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  U.S. BANCORP ASSET MANAGEMENT, INC.
  555 S.W. Oak
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES
  Lacy B. Herrmann, Chairman
  Gary C. Cornia
  David B. Frohnmayer
  James A. Gardner
  Diana P. Herrmann
  Raymond H. Lung
  John W. Mitchell
  Patricia L. Moss
  Ralph R. Shaw
  Nancy Wilgenbusch

OFFICERS
  Diana P. Herrmann, President
  James M. McCullough, Senior Vice President
  Sally J. Church, Vice President
  Christine L. Neimeth, Vice President
  Rose F. Marotta, Chief Financial Officer
  Joseph P. DiMaggio, Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC INC.
  400 Bellevue Parkway
  Wilmington, Delaware 19809

CUSTODIAN
  BANK ONE TRUST COMPANY, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT AUDITORS
  KPMG LLP

  757 Third Avenue
  New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



SEMI-ANNUAL
REPORT
MARCH 31, 2003

                            TAX-FREE TRUST OF OREGON

                          A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Trust of Oregon: a square with two pine trees in front of a mountain]


[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILASM GROUP OF FUNDS

[Logo of Tax-Free Trust of Oregon: a square with two pine trees in front of a mountain]

                      SERVING OREGON INVESTORS FOR 15 YEARS

                            TAX-FREE TRUST OF OREGON

                               SEMI-ANNUAL REPORT

                         "CONSISTENT TAX-FREE DIVIDENDS"

                                                                    May 20, 2003

Dear Fellow Shareholder:

     If you happen to have read the January "Thought For The Month," you will remember that it, too, talked about consistent tax-free* dividends. We feel it is important to highlight this concept again since it is the very basis of the Trust.

MEETING THE NEEDS OF SHAREHOLDERS

     You probably won't be surprised to learn that a large percentage of shareholders in Tax-Free Trust of Oregon are pre-retirees or retirees who depend on monthly income to meet their living expenses. Thus, Tax-Free Trust of Oregon's objective of providing "as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital" is "just what the doctor ordered" for many of our shareholders.

     Since Tax-Free Trust of Oregon's inception in June, 1986, shareholders have been the beneficiaries of dividends that have been paid each and every month. And, since we fully recognize that our shareholders depend on this income, we purposely arrange to have the number of days for each dividend payment fluctuate only slightly from month to month. In this way, we provide you with as consistent a level of income as possible.

     And, since these dividends are not only consistent in terms of payment, but also tax-free, you and our other shareholders get to utilize the full purchasing power of every dollar earned. (As you know, with a taxable investment, 20% or more of each dividend dollar could be eaten away by state and Federal taxes.) For those shareholders who are on a fixed income, these additional dollars which stay in your own pocket - instead of going toward taxes - could prove to be extremely beneficial to you.

STABILITY OF YOUR CAPITAL

     The other significant need of our shareholders that we meet besides providing consistent tax-free dividends, is managing the Trust so that its share price remains relatively stable.** Following is the share price of Class A shares of Tax-Free Trust of Oregon for the past three Semi-Annual report periods. As you will note, the share price of the Trust did fluctuate somewhat as interest rates changed over the period. However, the total fluctuation over this period was only $0.36, or approximately 3 1/2% - a slight variance when compared to other investments you might have made over this same volatile time period.

                March 31, 2003                $10.99
                March 31, 2002                $10.52
                March 31, 2001                $10.63

PORTFOLIO CHARACTERISTICS

     In order to ensure that Tax-Free Trust of Oregon's objective of capital preservation and steady tax-free income is accomplished, the Trust employs very distinct techniques in the construction of the Trust's portfolio.

     To the maximum extent possible, we strive to make certain that there are no "surprises" with any of the securities in the Trust's portfolio. To help limit the degree of uncertainty, our knowledgeable Oregon-based portfolio manager constructs the Trust's portfolio with high quality, intermediate maturity and geographic diversification in mind.

     As we have pointed out before, municipal securities have various credit ratings which attempt to measure the safety that the securities represent. With Tax-Free Trust of Oregon, we specifically limit the credit ratings to those within the TOP FOUR categories - AAA, AA, A, AND Baa. We further ensure that, in general, the majority of securities in the Trust's portfolio are within the top TWO credit grades - AAA AND AA - 96.08% as of March 31, 2003. And, we very carefully monitor the quality characteristics of each investment once it is in the portfolio.

     Another technique we use in the construction of the overall portfolio to help keep a stable share price is a laddering of maturity levels with the various municipal securities that we purchase. As you know, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also experience a higher degree of volatility in their price.

     Therefore, for Tax-Free Trust of Oregon's portfolio, we include both short-term and long-term bonds, so that the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of income available from the bonds, but avoid any undue level of price volatility.

DIVERSIFICATION OF THE PORTFOLIO

     We also employ diversification in the construction of the Trust's portfolio
- both in terms of project type as well as geographic characteristics. We strive to include in the portfolio securities representing various geographic locations throughout Oregon and all types of public purpose projects. In this way, we can assure ourselves that no one project or area of the State can have any significant adverse influence upon your investment in the Trust.

APPRECIATION

     With the stock market being so tumultuous over the past several years, we hope that you and our other shareholders are comforted by the fact that Tax-Free Trust of Oregon is still meeting its objective - just as it has from day one. Your continued confidence in the Trust through your investment is greatly appreciated. We will continually strive to do what is necessary to merit the confidence you have placed in us.


                                   Sincerely,


/s/  Diana P. Herrmann
----------------------
Diana P. Herrmann
President


/s/  Lacy B. Herrmann
---------------------
Lacy B. Herrmann
Chairman of the Board of Trustees


* For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

** Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                            TAX-FREE TRUST OF OREGON
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2003
                                   (UNAUDITED)

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (56.5%)               S&P             VALUE
-------------   ---------------------------------------------------------    --------      -------------
                City of Beaverton, Oregon
$      35,000         5.950%, 04/01/2003 ................................    Aa3/AA        $      35,000
      960,000         6.050%, 04/01/2004 ................................    Aa3/AA              981,629
    1,020,000         6.150%, 04/01/2005 ................................    Aa3/AA            1,043,480
    1,080,000         6.250%, 04/01/2006 ................................    Aa3/AA            1,105,229
                Bend, Oregon Transportation Highway Systems
                   (MBIA Corporation Insured)
    1,135,000         5.300%, 9/1/2017 ..................................    Aaa/NR            1,225,800
                Benton & Linn Counties Oregon School District #509J
    4,670,000         5.000%, 6/01/2021 .................................    Aaa/NR            4,856,800
                Chemeketa, Oregon Community College District
                   (Financial Guaranty Insurance Corporation Insured)
    1,385,000         5.500%, 06/01/2014 ................................    Aaa/AAA           1,591,019
                Clackamas County, Oregon School District #007J (Lake
                   Oswego) (State School Bond Guaranty Program)
    1,500,000         5.700%, 06/15/2010 ................................    Aa2/NR            1,569,375
    1,340,000         5.375%, 06/01/2013 ................................    Aa3/NR            1,497,450
                Clackamas County, Oregon School District #62 (Oregon
                   City) (State School Bond Guaranty Program)
    1,330,000         5.375%, 06/15/2017 ................................    Aa3/AA            1,448,037
    2,000,000         5.500%, 06/15/2020 ................................    Aa3/AA            2,157,500
                Clackamas County, Oregon School District #86 (Canby)
                   (State School Bond Guaranty Program)
    3,535,000         5.250%, 06/15/2020 ................................    Aa3/AA            3,738,263
                Clackamas County, Oregon School District #108
                   (Estacada) (Financial Security Assurance Insured)
    1,295,000         5.375%, 06/15/2017 ................................    Aaa/AAA           1,414,787
    2,000,000         5.000%, 06/15/2025 ................................    Aaa/AAA           2,047,500
                Clackamas County, Oregon School District #115
                   (AMBAC Indemnity Corporation Insured)
      615,000         5.700%, 06/01/2007 ................................    Aaa/AAA             659,587
    1,000,000         6.150%, 06/01/2014 ................................    Aaa/AAA           1,078,750
                Clackamas County, Oregon Tax Allocation
    1,000,000         6.500%, 05/01/2020 ................................    NR/NR*            1,000,620


                Clackamas, Oregon Community College District
                   (Financial Guaranty Insurance Corporation Insured)
$   3,955,000         5.250%, 06/15/2017 ................................    Aaa/AAA       $   4,286,231
    2,750,000         5.250%, 06/15/2018 ................................    Aaa/AAA           2,966,563
                Clackamas and Washington County, Oregon School
                   District #3J (Financial Guaranty Insurance
                   Corporation Insured)
    1,620,000         5.000%, 06/01/2017 ................................    Aaa/AAA           1,698,975
                Clatsop County School District #1 (Astoria) (State
                   School Bond Guaranty Program)
    1,855,000         5.500%, 06/15/2019 ................................     NR/AA            2,133,250
                Columbia County, Oregon School District #502
                   (Financial Guaranty Insurance Corporation Insured)
    2,070,000         zero coupon,06/01/2015 ............................    Aaa/AAA           1,244,587
                Deschutes County, Oregon (Financial Security
                   Assurance Insured)
    2,000,000         5.000%, 12/01/2014 ................................    Aaa/NR            2,185,000
    1,615,000         5.000%, 12/01/2015 ................................    Aaa/NR            1,754,294
    2,260,000         5.000%, 12/01/2016 ................................    Aaa/NR            2,435,150
                Deschutes County, Oregon Admin. School District
                   #1 (Financial Security Assurance Insured)
    1,145,000         5.500%, 06/15/2014 ................................    AAA/NR            1,285,262
    1,300,000         5.500%, 06/15/2016 ................................    AAA/NR            1,446,250
    1,355,000         5.500%, 06/15/2018 ................................    AAA/NR            1,490,500
    3,000,000         5.125%, 06/15/2021 ................................    AAA/NR            3,138,750
                Deschutes County, Oregon Admin. School District #1
    1,500,000         5.000%, 12/01/2017 ................................     A1/A             1,591,875
                Douglas County, Oregon School District #4
                   (Roseburg) (State School Bond Guaranty Program)
    1,075,000         5.125%, 12/15/2017 ................................    Aa3/NR            1,150,250
                Douglas County, Oregon School District #116 (Winston-
                   Dillard) (State School Bond Guaranty Program)
    1,020,000         5.625%, 06/15/2020 ................................     NR/AA            1,107,975


	          Eugene, Oregon (Parks & Open Space)
$   1,465,000         5.250%, 02/01/2018 ................................    Aa2/NR        $   1,556,563
    1,555,000         5.250%, 02/01/2019 ................................    Aa2/NR            1,648,300
                Gresham, Oregon (Financial Security Assurance Insured)
    1,155,000         5.375%, 06/01/2018 ................................    Aaa/NR            1,266,169
                Jackson County, Oregon School District #4 (Phoenix-
                   Talent) (Financial Security Assurance Insured)
    1,395,000         5.500%, 06/15/2018 ................................    Aaa/AAA           1,534,500
                Jackson County, Oregon School District #9 (Eagle
                   Point) (State School Bond Guaranty Program)
    1,120,000         5.625%, 06/15/2017 ................................    Aa3/NR            1,250,200
    1,880,000         5.000%, 06/15/2021 ................................    Aa3/NR            1,938,750
                Jackson County, Oregon School District #549 (Medford)
                   (State School Bond Guaranty Program)
    1,750,000         5.000%, 06/15/2012 ................................    Aa3/NR            1,940,313
                Jackson County, Oregon School District #549C
                   (Financial Security Assurance Insured)
    1,000,000         5.300%, 06/01/2008 ................................    Aaa/AAA           1,082,500
                Jefferson County School District #509J (Financial
                   Guaranty Insurance Corporation Insured)
    1,025,000         5.250%, 06/15/2017 ................................    Aaa/AAA           1,119,812
                Josephine County, Oregon School District #7
                   (Grants Pass) (Financial Guaranty Insurance
                   Corporation Insured)
    2,700,000         5.700%, 06/01/2013 ................................    Aaa/AAA           3,020,625
                Josephine County, Oregon Three Rivers School District
                   (Financial Security Assurance Insured)
    1,780,000         5.250%, 06/15/2018 ................................    Aaa/NR            1,920,175
                Lane County, Oregon School District #40 (Creswell)
                   (State School Bond Guaranty Program)
    1,430,000         5.375%, 06/15/2020 ................................     NR/AA            1,526,525
                Lane County, Oregon School District #52 Bethel
                   (Financial Security Assurance Insured)
    3,700,000         5.000%, 6/15/2020 .................................    Aaa/NR            3,871,125

                Lane County, Oregon School District #52J (Financial
                   Guaranty Insurance Corporation Insured)
$     750,000         6.400%, 12/01/2009 ................................    Aaa/AAA       $     874,687
                Lane & Douglas County, Oregon School District
                   #45J (State School Bond Guaranty Program)
    1,525,000         6.000%, 06/15/2018 ................................     NR/AA            1,803,313
                Lane and Douglas County, Oregon School District
                   97J (Siuslaw) (State School Bond Guaranty Program)
    1,000,000         5.400%, 06/15/2019 ................................    Aa3/NR            1,077,500
                Lincoln County, Oregon (MBIA Corporation Insured)
    1,000,000         5.375%, 02/01/2010 ................................    Aaa/AAA           1,012,760
                Lincoln County, Oregon School District (Financial
                   Guaranty Insurance Corporation Insured)
    1,245,000         5.250%, 06/15/2012 ................................    Aaa/AAA           1,371,056
                Linn Benton, Oregon Community College District
                   (Financial Guaranty Insurance Corporation Insured)
    1,160,000         zero coupon,06/15/2011 ............................    Aaa/AAA             852,600
                Linn County, Oregon School District #7 (Harrisburg)
                   (State School Bond Guaranty Program)
    1,660,000         5.500%, 06/15/2019 ................................     NR/AA            1,794,875
                Linn County, Oregon School District #9 (Lebanon)
                   (Financial Guaranty Insurance Corporation Insured)
    3,000,000         zero coupon, 06/15/2030 ...........................    Aaa/AAA           3,093,750
                Linn County, Oregon School District #9 (Lebanon)
                   (MBIA Corporation Insured)
    2,500,000         5.000%, 06/15/2030 ................................    Aaa/AAA           2,550,000
                Malheur County, Oregon Jail Bonds (MBIA
                   Corporation Insured)
    1,345,000         6.300%, 12/01/2012 ................................    Aaa/AAA           1,494,631
                Metro, Oregon
    3,240,000         5.000%, 01/01/2013 ................................    Aa1/AA+           3,495,150
    5,000,000         5.250%, 9/01/2014 .................................    Aa1/AA+           5,606,250

                Multnomah and Clackmas County, Oregon School
                   District #10 (Gresham-Barlow) (Financial Security
                   Assurance Insured)
$   1,500,000         5.500%, 06/15/2018 ................................    Aaa/AAA       $   1,650,000
    2,650,000         5.000%, 06/15/2021 ................................    Aaa/AAA           2,749,375
                Multnomah County School District #7 (Reynolds)
                   (State School Bond Guaranty Program)
      500,000         5.625%, 06/15/2017 ................................    Aa3/AA              558,125
    2,375,000         5.125%, 06/15/2019 ................................    Aa3/AA            2,511,563
                Multnomah County School District #40
    5,100,000         5.625%, 06/01/2012 ................................    NR/AA-            5,418,750
                Multnomah County School District #40 (Financial
                   Security Assurance Insured)
    2,055,000         5.000%, 12/01/2015 ................................    Aaa/AAA           2,201,419
    1,000,000         5.000%, 12/01/2017 ................................    Aaa/AAA           1,057,500
                Northern, Oregon Correctional (AMBAC Indemnity
                   Corporation Insured)
    1,195,000         5.400%, 09/15/2016 ................................    Aaa/AAA           1,324,956
                Oak Lodge Water District (AMBAC Indemnity
                   Corporation Insured)
      215,000         7.300%, 12/01/2005 ................................    Aaa/AAA             235,962
      215,000         7.300%, 12/01/2006 ................................    Aaa/AAA             234,887
      215,000         7.400%, 12/01/2007 ................................    Aaa/AAA             235,156
                State of Oregon Board of Higher Education
      820,000         zero coupon,08/01/2016 ............................    Aa3/AA              457,150
      655,000         zero coupon,08/01/2017 ............................    Aa3/AA              345,512
      500,000         zero coupon,08/01/2018 ............................    Aa3/AA              248,125
      540,000         zero coupon,08/01/2019 ............................    Aa3/AA              251,775
    2,560,000         5.500%, 08/01/2021 ................................    Aa3/AA            2,745,600
    3,000,000         5.000%, 08/01/2022 ................................    Aa3/AA            3,101,250
    1,655,000         5.600%, 08/01/2023 ................................    Aa3/AA            1,779,125
    1,500,000         5.600%, 08/01/2023 ................................    Aa3/AA            1,612,500
    6,300,000         6.000%, 08/01/2026 ................................    Aa3/AA            7,292,250

                State of Oregon Elderly & Disabled Housing
$      40,000         6.250%, 08/01/2013 ................................    Aa3/AA        $      40,962
                State of Oregon Refunding Series A
    1,975,000         5.250%, 10/15/2013 ................................    Aa3/AA            2,216,938
    2,115,000         5.250%, 10/15/2014 ................................    Aa3/AA            2,366,156
                State of Oregon Veterans' Welfare
      700,000         9.200%, 10/01/2008 ................................    Aa3/AA              931,875
    1,070,000         5.200%, 10/01/2018 ................................    Aa3/AA            1,112,800
    1,000,000         5.250%, 10/01/2042 ................................    Aa3/AA            1,023,750
                Polk, Marion, and Benton County, Oregon School
                   District #13J (Financial Guaranty Insurance
                   Corporation Insured)
    1,000,000         5.500%, 12/01/2008 ................................    Aaa/AAA           1,072,500
                City of Portland, Oregon
    1,480,000         5.100%, 10/01/2009 ................................    Aaa/NR            1,483,863
    2,790,000         5.750%, 06/01/2013 ................................    Aaa/NR            3,048,075
    1,000,000         4.600%, 06/01/2014 ................................    Aaa/NR            1,051,250
    2,000,000         5.600%, 06/01/2015 ................................    Aa2/NR            2,195,000
      220,000         5.250%, 06/01/2015 ................................    Aa2/NR              233,200
    2,975,000         zero coupon,06/01/2015 ............................    Aa2/NR            1,777,563
    1,120,000         5.125%, 06/01/2018 ................................    Aaa/NR            1,187,200
                Portland, Oregon Community College District
    3,015,000         5.125%, 06/01/2013 ................................    Aa2/AA            3,305,194
    3,115,000         5.125%, 06/01/2016 ................................    Aa2/AA            3,348,625
    2,350,000         5.000%, 06/01/2021 ................................    Aa2/AA            2,423,438
                Portland, Oregon Community College District
                   (Financial Guaranty Insurance Corporation Insured)
    1,395,000         5.000%, 06/01/2017 ................................    Aaa/AAA           1,478,700
                Salem-Keizer, Oregon School District #24 (Financial
                   Security Assurance Insured)
    1,000,000         4.875%, 06/01/2014 ................................    Aaa/AAA           1,052,500
                Southwestern Oregon Community College District
                   (MBIA Corporation Insured)
    1,120,000         6.000%, 06/01/2025 ................................    Aaa/AAA           1,260,000

                Tillamook County, Oregon School District (Financial
                   Security Assurance Insured)
$   3,000,000         5.250%, 06/15/2022 ................................    Aaa/AAA       $   3,187,500
                Tualatin Hills Park and Recreation District, Oregon
                   (MBIA Corporation Insured)
    2,470,000         5.750%, 03/01/2012 ................................    Aaa/AAA           2,673,775
    2,000,000         5.750%, 03/01/2015 ................................    Aaa/AAA           2,162,500
                Umatilla County, Oregon (Financial Guaranty
                   Insurance Corporation Insured)
    2,000,000         5.600%, 10/01/2015 ................................    Aaa/AAA           2,262,500
                Umatilla County, Oregon School District #16R
                   (Pendleton) (Financial Guaranty Insurance
                   Corporation Insured)
    1,550,000         5.500%, 07/01/2012 ................................    Aaa/NR            1,784,438
                Umatilla County, Oregon School District #8R
                   Hermiston (AMBAC Indemnity Corporation Insured)
      700,000         6.100%, 12/01/2012 ................................    Aaa/AAA             756,875
                Wasco County, Oregon School District #12
                   (Financial Security Assurance Insured)
    1,135,000         6.000%, 06/15/2015 ................................    Aaa/AAA           1,342,137
    1,400,000         5.500%, 06/15/2017 ................................    Aaa/AAA           1,622,250
    1,790,000         5.500%, 06/15/2020 ................................    Aaa/AAA           2,051,788
                Washington & Clackamas Counties, School District
                   #23 (Tigard) (MBIA Corporation Insured)
    2,700,000         5.375%, 06/15/2014 ................................    Aaa/NR            3,037,500
    2,500,000         5.375%, 6/15/2020 .................................    Aaa/NR            2,706,250
                Washington and Clackamas Counties, Oregon
                   School District #23J (Tigard)
    1,000,000         5.650%, 06/01/2015 ................................    Aa3/NR            1,121,250
                Washington County, Oregon
    1,000,000         5.000%, 06/01/2017 ................................    Aa2/NR            1,058,750
                Washington County, Oregon School District #15
                   (Forest Grove) (Financial Security Assurance Insured)
    1,760,000         5.375%, 06/15/2016 ................................    Aaa/NR            1,936,000
    2,000,000         5.000%, 06/15/2021 ................................    Aaa/NR            2,075,000

                Washington County, Oregon School District #15
                   (Financial Security Assurance Insured)
$   2,285,000         5.375%, 6/15/2014 .................................    Aaa/NR        $   2,542,063
                Washington County, Oregon School District #48J
                   (Beaverton)
    1,175,000         5.500%, 06/01/2006 ................................    Aa2/AA-           1,224,937
    1,130,000         5.600%, 06/01/2007 ................................    Aa2/AA-           1,179,437
    1,000,000         6.150%, 06/01/2008 ................................    Aa2/AA-           1,007,420
    1,415,000         5.700%, 06/01/2008 ................................    Aa2/AA-           1,476,906
    1,440,000         6.000%, 06/01/2011 ................................    Aa2/AA-           1,510,200
    2,000,000         5.125%, 01/01/2015 ................................    Aa2/AA-           2,155,000
    1,600,000         5.125%, 01/01/2016 ................................    Aa2/AA-           1,716,000
                Washington County, Oregon School District #48J
                   (Beaverton) (Financial Guaranty Insurance
                   Corporation Insured)
    2,500,000         5.375%, 06/01/2019 ................................    Aaa/AAA           2,725,000
                Washington County, Oregon School District #88JT
                   (Financial Security Assurance Insured)
      585,000         6.100%, 06/01/2012 ................................    Aaa/AAA             636,919
    2,315,000         6.100%, 06/01/2012 ................................    Aaa/AAA           2,546,500
    2,055,000         5.125%, 06/15/2012 ................................    Aaa/NR            2,245,088
                Washington Multnomah & Yamhill County, Oregon
                   School District #1J
    1,295,000         5.250%, 06/01/2013 ................................    Aa3/NR            1,429,356
                Washington & Yamhill, Oregon County School District
                   #58J (AMBAC Indemnity Corporation Insured)
       70,000         6.600%, 11/01/2004 ................................    Aaa/AAA              70,333
       80,000         6.600%, 11/01/2005 ................................    Aaa/AAA              80,381
       90,000         6.600%, 11/01/2006 ................................    Aaa/AAA              90,428
                Yamhill County, Oregon School District #29J
                   (Newberg) (Financial Security Assurance Insured)
    2,000,000         5.350%, 06/01/2006 ................................    Aaa/AAA           2,095,000
                Yamhill County, Oregon School District #29J (New)
                   (MBIA Corporation Insured)
    2,850,000         5.250%, 6/15/2017 .................................    Aaa/NR            3,113,625
    3,765,000         5.250%, 6/15/2020 .................................    Aaa/NR            4,023,844
                                                                                           -------------
                      Total State of Oregon General Obligation Bonds ....                    236,335,386
                                                                                           -------------


                STATE OF OREGON REVENUE BONDS - 41.8%
                ---------------------------------------------------------

                AIRPORT REVENUE BONDS - 0.8%
                ---------------------------------------------------------
                Port of Portland, Oregon Airport (AMBAC Indemnity
                   Corporation Insured)
$   3,000,000         5.500%, 07/01/2024 ................................    Aaa/AAA       $   3,135,000
                                                                                           -------------

                CERTIFICATES OF PARTICIPATION REVENUE BONDS - 5.3%
                ---------------------------------------------------------
                Multnomah County, Oregon
    1,000,000         5.200%, 07/01/2005 ................................    Aa3/NR            1,018,300
                Oregon State Department of Administration Services
                   (AMBAC Indemnity Corporation Insured)
      500,000         5.375%, 05/01/2014 ................................    Aaa/AAA             560,000
      950,000         5.000%, 11/01/2019 ................................    Aaa/AAA             997,500
    1,120,000         5.000%, 5/01/2021 .................................    Aaa/AAA           1,162,000
    1,500,000         5.800%, 05/01/2024 ................................    Aaa/AAA           1,725,000
    3,870,000         6.000%, 05/01/2026 ................................    Aaa/AAA           4,595,625
                Oregon State Department of Administrative Services
                   (Financial Security Assurance Insured)
    1,300,000         5.500%, 11/01/2012 ................................    Aaa/AAA           1,504,750
    1,135,000         5.000%, 5/01/2015 .................................    Aaa/AAA           1,234,312
                Oregon State Department of Administration Services
                   (MBIA Corporation Insured)
    1,480,000         5.375%, 11/01/2016 ................................    Aaa/AAA           1,642,800
    4,250,000         5.500%, 11/01/2020 ................................    Aaa/AAA           4,733,438
                State of Oregon (MBIA Corporation Insured)
      500,000         5.800%, 03/01/2015 ................................    Aaa/AAA             501,615
    1,000,000         5.800%, 03/01/2015 ................................    Aaa/AAA           1,003,230
                Washington County, Oregon Educational Services
      645,000         5.625%, 06/01/2016 ................................     A1/NR              670,800
                Washington County, Oregon Educational Services
                   (MBIA Corporation Insured)
      830,000         5.750%, 06/01/2025 ................................    Aaa/AAA             884,987
                                                                                           -------------
                Total Certificates of Participation Revenue Bonds .......                     22,234,357
                                                                                           -------------

                HOSPITAL REVENUE BONDS - 8.1%
                ---------------------------------------------------------
                Clackamas, Oregon Hospital Facilities Authority
                   (Legacy Health System)
    2,000,000         5.250%, 02/15/2017 ................................    Aa3/AA            2,087,500
    2,980,000         5.250%, 02/15/2018 ................................    Aa3/AA            3,091,750

                Clackamas, Oregon Hospital Facilities Authority
                   (Legacy Health System) (MBIA Corporation Insured)
$   2,650,000         4.750%, 02/15/2011 ................................    Aaa/AAA       $   2,855,375
                Clackamas, Oregon Hospital Facilities Authority
                   (Sisters of Providence Hospital)
      500,000         6.375%, 10/01/2004 ................................    Aa3/AA-             507,025
                Clackamas County Hospital Facility (Legacy
                   Health System)
    4,000,000         5.250%, 05/01/2021 ................................    Aa3/AA            4,095,000
                Clackamas County, Oregon Hospital Facilities
                   Authority (Mary's Woods)
    3,460,000         6.625%, 05/15/2029 ................................    NR/NR*            3,594,075
                Deschutes County, Oregon Hospital Facilities
                   Authority (Cascade Health)
    2,000,000         5.600%, 01/01/2027 ................................     A1/NR            2,065,000
    3,000,000         5.600%, 01/01/2032 ................................     A1/NR            3,086,250
                Douglas County, Oregon Hospital Facilities Authority
                   (Catholic Health) (MBIA Corporation Insured)
      535,000         5.600%, 11/15/2005 ................................    Aaa/AAA             581,812
                Medford, Oregon Hospital Authority (Asante Health
                   Systems) (MBIA Corporation Insured)
    1,000,000         5.000%, 08/15/2018 ................................    Aaa/AAA           1,037,500
                State of Oregon Health Housing Educational & Cultural
                   Facilities Auth. (Peacehealth) (AMBAC Indemnity
                   Corporation Insured)
    2,300,000         5.250%, 11/15/2017 ................................    Aaa/AAA           2,498,375
    1,850,000         5.000%, 11/15/2026 ................................    Aaa/AAA           1,891,625
    1,430,000         5.000%, 11/15/2032 ................................    Aaa/AAA           1,462,175
                Western Lane County, Oregon Hospital Facilities
                   Authority (Sisters of St. Joseph Hospital) (MBIA
                   Corporation Insured)
    1,000,000         5.625%, 08/01/2007 ................................    Aaa/AAA           1,067,500
    3,885,000         5.750%, 08/01/2019 ................................    Aaa/AAA           4,156,950
                                                                                           -------------
                Total Hospital Revenue Bonds ............................                     34,077,912
                                                                                           -------------


                HOUSING, EDUCATIONAL, AND CULTURAL REVENUE
                BONDS - 6.6%
                ---------------------------------------------------------
                Clackamas, Oregon Community College District
                   (MBIA Corporation Insured)
$   1,865,000         5.700%, 06/01/2016 ................................    Aaa/AAA       $   2,093,463
                Multnomah County, Oregon Educational Facility
                   (University of Portland)
    1,000,000         6.000%, 04/01/2020 ................................    NR/BBB+           1,076,250
                Oregon St. Facilities Authority Revenue College Housing
    1,000,000         5.300%, 10/01/2022 ................................    NR/BBB              996,250
                Oregon Health Sciences University (MBIA
                   Corporation Insured)
    3,000,000         5.250%, 7/01/2022 .................................    Aaa/AAA           3,176,250
                Oregon Health Sciences University (MBIA
                   Corporation Insured)
    4,500,000         5.250%, 07/01/2015 ................................    Aaa/AAA           4,798,125
   11,515,000         zero coupon,07/01/2021 ............................    Aaa/AAA           4,793,119
                State of Oregon Housing and Community Services
      490,000         5.900%, 07/01/2012 ................................    Aa2/NR              519,400
      500,000         6.700%, 07/01/2013 ................................    Aa2/NR              500,115
      580,000         6.050%, 07/01/2020 ................................    Aa2/NR              614,800
      810,000         6.000%, 07/01/2020 ................................    Aa2/NR              860,625
    1,930,000         5.400%, 07/01/2027 ................................    Aa2/NR            1,990,313
    1,525,000         6.875%, 07/01/2028 ................................    Aa2/NR            1,549,781
                State of Oregon Housing and Community Services
                   (MBIA Corporation Insured)
    1,500,000         5.450%, 07/01/2024 ................................    Aaa/AAA           1,518,750
                State of Oregon Housing, Educational and Cultural
                   Facilities Authority (George Fox University)
                   (LOC: Bank of America)
    1,000,000         5.700%, 03/01/2017 ................................    NR/AA-            1,055,000
                State of Oregon Housing Finance Authority
    1,000,000         6.800%, 07/01/2013 ................................    AA2/A+            1,000,590


                City of Salem, Oregon Educational Facilities
                   (Willamette University)
$   1,000,000         6.000%, 04/01/2010 ................................     A2/NR        $   1,037,680
                                                                                           -------------
                Total Housing, Educational, and Cultural
                   Revenue Bonds ........................................                     27,580,511
                                                                                           -------------

                PUERTO RICO MUNICIPAL FINANCE AGENCY - 1.4%
                ---------------------------------------------------------
                Puerto Rico Municipal Finance Agency (Financial
                   Security Assurance Insured)
      500,000         5.250%, 8/01/2016 .................................    Aaa/AAA             550,625
    5,000,000         5.250%, 8/01/2020 .................................    Aaa/AAA           5,368,750
                                                                                           -------------
                Total Puerto Rico Municipal Finance Agency
                   Revenue Bonds ........................................                      5,919,375
                                                                                           -------------

                TRANSPORTATION REVENUE BONDS - 4.6%
                ---------------------------------------------------------
                State of Oregon Department of Transportation (Light
                   Rail) (MBIA Corporation Insured)
    2,000,000         6.000%, 06/01/2005 ................................    Aaa/AAA           2,152,500
                Oregon State Department Transportation Highway
    2,555,000         5.375%, 11/15/2018 ................................    Aa1/AA+           2,784,950
                Oregon St. Department Transportation Highway Usertax
    3,025,000         5.500%, 11/15/2018 ................................    Aa1/AA+           3,388,000
    4,545,000         5.125%, 11/15/2026 ................................    Aa1/AA+           4,709,756
                Tri-County Metropolitan Transportation District
    1,440,000         5.750%, 08/01/2016 ................................    Aa3/AA+           1,625,400
    1,775,000         5.000%, 9/01/2016 .................................    Aa3/AA+           1,921,438
                Tri-County Metropolitan Transportation District
                   (LOC: Morgan Guaranty Trust)
    2,500,000         5.400%, 06/01/2019 ................................     NR/AA            2,593,750
                                                                                           -------------
                Total Transportation Revenue Bonds ......................                     19,175,794
                                                                                           -------------

                URBAN RENEWAL REVENUE BONDS - 1.8%
                ---------------------------------------------------------
                Portland, Oregon Airport Way Renewal &
                   Redevelopment (AMBAC Indemnity Corporation
                   Insured)
    1,640,000         6.000%, 06/15/2014 ................................    Aaa/NR            1,906,500
    1,765,000         5.750%, 06/15/2020 ................................    Aaa/NR            1,976,800


                Portland, Oregon Urban Renewal Tax Allocation
                   (AMBAC Indemnity Corporation Insured)
                   (Convention Center)
$   1,150,000         5.750%, 06/15/2018 ................................    Aaa/NR        $   1,296,625
    2,000,000         5.450%, 06/15/2019 ................................    Aaa/NR            2,162,500
                                                                                           -------------
                Total Urban Renewal Revenue Bonds .......................                      7,342,425
                                                                                           -------------

                UTILITY REVENUE BONDS - 2.3%
                ---------------------------------------------------------
                City of Eugene, Oregon Electric Utility (Financial
                   Security Assurance Insured)
    1,060,000         5.250%, 8/01/2014 .................................    Aaa/AAA           1,171,300
    1,600,000         5.000%, 08/01/2018 ................................    Aaa/AAA           1,680,000
                City of Eugene, Oregon Electric Utility (MBIA
                   Corporation Insured)
      640,000         4.850%, 08/01/2013 ................................    Aaa/AAA             642,573
    1,200,000         5.000%, 08/01/2023 ................................    Aaa/AAA           1,203,156
                City of Eugene, Oregon Electric Utility
      500,000         5.000%, 08/01/2017 ................................    A1/AA-              506,645
    1,400,000         5.800%, 08/01/2019 ................................    A1/AA-            1,499,750
                City of Eugene, Oregon Trojan Nuclear Project
    1,900,000         5.900%, 09/01/2009 ................................    Aa1/AA-           1,909,994
                Northern Wasco County, Oregon Public Utility
                   Development (Financial Guaranty Insurance
                   Corporation Insured)
    1,000,000         5.625%, 12/01/2022 ................................    Aaa/AAA           1,086,250
                                                                                           -------------
                Total Utility Revenue Bonds .............................                      9,699,668
                                                                                           -------------

                WATER AND SEWER REVENUE BONDS - 9.9%
                ---------------------------------------------------------
                Bend Oregon Sewer Revenue (AMBAC Indemnity
                   Corporation Insured)
    1,130,000         5.150%, 10/01/2014 ................................    Aaa/NR            1,224,637
                City of Klamath Falls Water (Financial Security
                   Assurance Insured)
    1,100,000         6.100%, 06/01/2014 ................................    Aaa/AAA           1,174,250


                City of Klamath Wastewater (AMBAC Indemnity
                   Corporation Insured)
$   1,545,000         5.650%, 06/01/2020 ................................    Aaa/AAA       $   1,689,844
                Klamath Falls, Oregon Water Revenue (Financial
                   Security Assurance Insured)
    1,575,000         5.500%, 07/01/2016 ................................    Aaa/AAA           1,830,938
                Lebanon, Oregon Wastewater (Financial Security
                   Assurance Insured)
    1,000,000         5.700%, 03/01/2020 ................................    Aaa/AAA           1,105,000
                City of Portland Sewer (MBIA Corporation Insured)
    2,500,000         5.250%, 06/01/2016 ................................    Aaa/AAA           2,678,125
                City of Portland Sewer (Financial Guaranty Insurance
                   Corporation Insured)
    2,900,000         5.750%, 08/01/2019 ................................    Aaa/AAA           3,255,250
                Portland Water System
    1,440,000         5.500%, 08/01/2015 ................................    Aa1/NR            1,508,400
    7,420,000         5.500%, 08/01/2019 ................................    Aa1/NR            8,236,200
    1,185,000         5.500%, 08/01/2020 ................................    Aa1/NR            1,304,981
                Salem Oregon Water & Sewer (Financial Security
                   Assurance Insured)
    1,000,000         5.375%, 06/01/2015 ................................    Aaa/AAA           1,145,000
    1,970,000         5.375%, 06/01/2016 ................................    Aaa/AAA           2,144,838
    3,025,000         5.500%, 06/01/2020 ................................    Aaa/AAA           3,259,438
                Washington County, Oregon Clean Water Services
                   (Financial Guaranty Insurance Corporation Insured)
      995,000         5.000%, 10/01/2013 ................................    Aaa/AAA           1,085,794
    3,525,000         5.125%, 10/01/2017 ................................    Aaa/AAA           3,776,156
                Washington County Unified Sewer Agency (AMBAC
                   Indemnity Corporation Insured)
    2,120,000         5.900%, 10/01/2006 ................................    Aaa/AAA           2,271,050
      315,000         5.900%, 10/01/2006 ................................    Aaa/AAA             334,687
    2,500,000         6.125%, 10/01/2012 ................................    Aaa/AAA           2,684,375
      750,000         6.125%, 10/01/2012 ................................    Aaa/AAA             805,312
                                                                                           -------------
                Total Water and Sewer Revenue Bonds .....................                     41,514,275
                                                                                           -------------


                OTHER REVENUE BONDS - 1.0%
                ---------------------------------------------------------
                Baker County Pollution Control (Ash Grove Cement
                   West Project) (Small Business Administration Insured)
$     355,000         6.200%, 07/01/2004 ................................    Aaa/NR        $     359,193
      380,000         6.300%, 07/01/2005 ................................    Aaa/NR              384,267
                Multnomah County School District #1J,
                   Special Obligations
    1,000,000         5.000%, 03/01/2007 ................................     A1/A             1,012,650
                Oregon State Department of Administration
                   Services (Lottery Revenue) (Financial Security
                   Assurance Insured)
    2,000,000         5.750%, 04/01/2014 ................................    Aaa/AAA           2,270,000
                                                                                           -------------
                Total Other Revenue Bonds ...............................                      4,026,110
                                                                                           -------------
                     Total State of Oregon Revenue Bonds ................                    174,705,427
                                                                                           -------------

                   Total Municipal Bonds (cost $385,460,143**) ..........     98.3%          411,040,813
                   Other assets less liabilities ........................      1.7             7,250,305
                                                                             ------        -------------
                   Net Assets ...........................................    100.0%        $ 418,291,118
                                                                             ======        =============

      (*) Any security not rated has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

      (**)  See notes 2f and 4.

                            PORTFOLIO ABBREVIATIONS:

      AMBAC - American Municipal Bond Assurance Corp.
      LOC   - Letter of Credit
      MBIA  - Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2003
                                   (UNAUDITED)

ASSETS
   Investments at value (cost $385,460,143) ..............................................        $411,040,813
   Interest receivable ...................................................................           5,935,223
   Receivable for investment securities sold .............................................           1,496,403
   Receivable for Trust shares sold ......................................................           1,406,932
   Other assets ..........................................................................                 939
                                                                                                  ------------
   Total assets ..........................................................................         419,880,310
                                                                                                  ------------
LIABILITIES
   Payable for Trust shares redeemed .....................................................             534,095
   Dividends payable .....................................................................             422,522
   Cash overdraft ........................................................................             206,715
   Distribution fees payable .............................................................             176,890
   Management fees payable ...............................................................             141,855
   Accrued expenses ......................................................................             107,115
                                                                                                  ------------
   Total liabilities .....................................................................           1,589,192
                                                                                                  ------------
NET ASSETS ...............................................................................        $418,291,118
                                                                                                  ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share ...........................................................        $    380,553
   Additional paid-in capital ............................................................         390,753,863
   Net unrealized appreciation on investments (note 4) ...................................          25,580,670
   Accumulated net realized gain on investments ..........................................           1,033,905
   Undistributed net investment income ...................................................             542,127
                                                                                                  ------------
                                                                                                  $418,291,118
                                                                                                  ============
CLASS A
   Net Assets ............................................................................        $350,276,898
                                                                                                  ============
   Capital shares outstanding ............................................................          31,863,459
                                                                                                  ============
   Net asset value and redemption price per share ........................................        $      10.99
                                                                                                  ============
   Offering price per share (100/96 of $10.99 adjusted
      to nearest cent) ...................................................................        $      11.45
                                                                                                  ============
CLASS C
   Net Assets ............................................................................        $ 34,858,798
                                                                                                  ============
   Capital shares outstanding ............................................................           3,173,706
                                                                                                  ============
   Net asset value and offering price per share ..........................................        $      10.98
                                                                                                  ============
   Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) .........................................        $      10.98*
                                                                                                  ============
CLASS Y
   Net Assets ............................................................................        $ 33,155,422
                                                                                                  ============
   Capital shares outstanding ............................................................           3,018,144
                                                                                                  ============
   Net asset value, offering and redemption price per share ..............................        $      10.99
                                                                                                  ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MARCH 31, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:

     Interest income ...........................................                    $ 9,919,252

     Management fees (note 3) ..................................    $   808,533
     Distribution and service fees (note 3) ....................        407,040
     Transfer and shareholder servicing agent fees .............         93,832
     Trustees' fees and expenses (note 8) ......................         55,136
     Shareholders' reports and proxy statements ................         41,375
     Legal fees ................................................         36,962
     Registration fees and dues ................................         17,592
     Custodian fees ............................................         15,965
     Audit and accounting fees .................................         13,909
     Insurance .................................................          8,639
     Miscellaneous .............................................         25,247
                                                                    -----------
                                                                      1,524,230
     Expenses paid indirectly (note 6) .........................        (15,965)
                                                                    -----------
     Net expenses ..............................................                      1,508,265
                                                                                    -----------
     Net investment income .....................................                      8,410,987

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .....      1,036,285
     Change in unrealized appreciation on investments ..........     (4,682,109)
                                                                    -----------

     Net realized and unrealized gain (loss) on investments ....                     (3,645,824)
                                                                                    -----------
     Net change in net assets resulting from operations ........                    $ 4,765,163
                                                                                    ===========

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                     MARCH 31, 2003        YEAR ENDED
                                                                       (UNAUDITED)     SEPTEMBER 30, 2002
                                                                    ----------------   ------------------
OPERATIONS:
   Net investment income ........................................     $   8,410,987      $  15,989,370
   Net realized gain (loss) from securities transactions ........         1,036,285            820,660
   Change in unrealized appreciation on investments .............        (4,682,109)        13,993,923
                                                                      -------------      -------------
      Change in net assets resulting from operations ............         4,765,163         30,803,953
                                                                      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income ........................................        (7,177,310)       (14,128,754)
   Net realized gain on investments .............................          (695,372)          (498,294)

   Class C Shares:
   Net investment income ........................................          (499,947)          (661,883)
   Net realized gain on investments .............................           (59,625)           (24,704)

   Class Y Shares:
   Net investment income ........................................          (694,360)        (1,122,356)
   Net realized gain on investments .............................           (65,668)           (38,173)
                                                                      -------------      -------------
      Change in net assets from distributions ...................        (9,192,282)       (16,474,164)
                                                                      -------------      -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ....................................        39,872,029         73,069,033
   Reinvested dividends and distributions .......................         5,906,905         10,576,448
   Cost of shares redeemed ......................................       (25,542,352)       (40,530,088)
                                                                      -------------      -------------
      Change in net assets from capital share transactions ......        20,236,582         43,115,393
                                                                      -------------      -------------

      Change in net assets ......................................        15,809,463         57,445,182

NET ASSETS:
   Beginning of period ..........................................       402,481,655        345,036,473
                                                                      -------------      -------------
   End of period ................................................     $ 418,291,118      $ 402,481,655
                                                                      =============      =============

   * Includes undistributed net investment income of: ...........     $     542,127      $     502,757
                                                                      =============      =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Trust to amortize premium and discounts on all fixed-income securities. The Fund elected to adopt this requirement effective October 1, 2001. This change does not affect the Trust 's net asset value, but does change the classification of certain amounts in the statement of operations. The Trust recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $277,321 to reflect the cumulative effect of this change up to the date of adoption. For the six months ended March 31, 2003, the new accounting pronouncement did not have a material impact on the financial highlights of the Trust.

3. FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a sub-adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the sub-adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Trust's net assets.

     U.S. Bancorp Asset Management, Inc. (formerly U.S. Bancorp Piper Jaffray Asset Management, Inc.) (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% on the Trust's net assets.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b)   DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended March 31, 2003, service fees on Class A Shares amounted to $256,659, of which the Distributor retained $10,034.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2003, amounted to $112,786. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2003, amounted to $37,595. The total of these payments made with respect to Class C Shares amounted to $150,381, of which the Distributor retained $19,372.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the six months ended March 31, 2003, total commissions on sales of Class A Shares amounted to $674,255 of which the Distributor received $128,901.

c)   OTHER RELATED PARTY TRANSACTIONS

     For the six months ended March 31, 2003 the Trust incurred $36,943 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Trust for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Trust is a Partner of Hollyer Brady Smith & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended March 31, 2003, purchases of securities and proceeds from the sales of securities aggregated $50,007,229 and $32,243,639, respectively.

     At March 31, 2003, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $26,047,156, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $102,280 for a net unrealized appreciation of $25,944,876. The tax cost of the Trust's securities at March 31, 2003 equals $385,095,937.

5. PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. Although these amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations, experience over the history of such amendments would indicate a low probability of this happening.

6. EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                 SIX MONTHS ENDED
                                                  MARCH 31, 2003                    YEAR ENDED
                                                    (UNAUDITED)                  SEPTEMBER 30, 2002
                                           ----------------------------    ----------------------------
                                              SHARES          AMOUNT          SHARES          AMOUNT
                                              ------          ------          ------          ------
CLASS A SHARES:
   Proceeds from shares sold .........        2,071,806    $ 22,656,011       4,559,335    $ 48,860,722
   Reinvested dividends and
      distributions ..................          468,252       5,094,514         860,102       9,227,559
   Cost of shares redeemed ...........       (1,747,422)    (19,106,706)     (3,122,090)     33,568,282)
                                           ------------    ------------    ------------    ------------
      Net change .....................          792,636       8,643,819       2,297,347      24,519,999
                                           ------------    ------------    ------------    ------------

CLASS C SHARES:
   Proceeds from shares sold .........        1,043,666      11,406,831       1,279,711      13,712,695
   Reinvested dividends and
      distributions ..................           29,886         324,856          42,016         450,607
   Cost of shares redeemed ...........         (227,391)     (2,492,210)       (176,382)     (1,890,476)
                                           ------------    ------------    ------------    ------------
      Net change .....................          846,161       9,239,477       1,145,345      12,272,826
                                           ------------    ------------    ------------    ------------

CLASS Y SHARES:
   Proceeds from shares sold .........          530,181       5,809,187         972,682      10,495,616
   Reinvested dividends and
      distributions ..................           44,684         487,535          83,730         898,282
   Cost of shares redeemed ...........         (361,644)     (3,943,436)       (473,970)     (5,071,330)
                                           ------------    ------------    ------------    ------------
      Net change .....................          213,221       2,353,286         582,442       6,322,568
                                           ------------    ------------    ------------    ------------
Total transactions in Trust
   shares ............................        1,852,018    $ 20,236,582       4,025,134    $ 43,115,393
                                           ============    ============    ============    ============

8. TRUSTEES' FEES AND EXPENSES

     During the fiscal year ended September 30, 2002 there were eleven Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Trustees' fees paid during the year were at the annual rate of $7,400 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and outreach meetings of Shareholders. For the fiscal year ended September 30, 2002 such reimbursements averaged approximately $4,150 per Trustee.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS A
                                                      ------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                  YEAR ENDED SEPTEMBER 30,
                                                       3/31/03      ----------------------------------------------
                                                      (UNAUDITED)    2002      2001      2000      1999      1998
                                                      -----------   ------    ------    ------    ------    ------
Net asset value, beginning of period ...............    $11.12      $10.72    $10.29    $10.27    $10.86    $10.68
                                                        ------      ------    ------    ------    ------    ------

Income (loss) from investment operations:
   Net investment income + .........................     0.23        0.48      0.49      0.50      0.50      0.53
   Net gain (loss) on securities (both
      realized and unrealized) .....................    (0.11)       0.41      0.44      0.02     (0.56)     0.19
                                                        ------      ------    ------    ------    ------    ------
   Total from investment operations ................     0.12        0.89      0.93      0.52     (0.06)     0.72
                                                        ------      ------    ------    ------    ------    ------

Less distributions (note 10):
   Dividends from net investment income ............    (0.23)      (0.47)    (0.49)    (0.50)    (0.51)    (0.53)
   Distributions from capital gains ................    (0.02)      (0.02)    (0.01)       --     (0.02)    (0.01)
                                                        ------      ------    ------    ------    ------    ------
   Total distributions .............................    (0.25)      (0.49)    (0.50)    (0.50)    (0.53)    (0.54)
                                                        ------      ------    ------    ------    ------    ------
Net asset value, end of period .....................    $10.99      $11.12    $10.72    $10.29    $10.27    $10.86
                                                        ======      ======    ======    ======    ======    ======
Total return (not reflecting sales charge) .........    1.13%++      8.59%     9.18%     5.26%    (0.62)%    6.90%

Ratios/supplemental data
   Net assets, end of period (in millions) .........     $350        $345      $309      $289      $309      $322
   Ratio of expenses to average net assets .........    0.70%*       0.71%     0.72%     0.71%     0.71%     0.71%
   Ratio of net investment income to
      average net assets ...........................    4.21%*       4.45%     4.62%     4.93%     4.70%     4.83%
   Portfolio turnover rate .........................      8%++        11%       17%       20%       16%        7%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .........    0.69%*       0.69%     0.70%     0.70%     0.68%     0.69%

----------
+     Per share amounts have been calculated using the monthly average shares method.
++    Not annualized.
*     Annualized.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS C
                                                  -----------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                    YEAR ENDED SEPTEMBER 30,
                                                    3/31/03      --------------------------------------------------
                                                  (UNAUDITED)     2002       2001       2000       1999       1998
                                                  -----------    ------     ------     ------     ------     ------
Net asset value, beginning of period ..........     $11.11       $10.71     $10.28     $10.27     $10.85     $10.67
                                                    ------       ------     ------     ------     ------     ------

Income (loss) from investment operations:
   Net investment income + ....................      0.18         0.38       0.39       0.41       0.41       0.43
   Net gain (loss) on securities (both
      realized and unrealized) ................     (0.11)        0.42       0.45       0.02      (0.55)      0.20
                                                    ------       ------     ------     ------     ------     ------
   Total from investment operations ...........      0.07         0.80       0.84       0.43      (0.14)      0.63
                                                    ------       ------     ------     ------     ------     ------

Less distributions (note 10):
   Dividends from net investment income .......     (0.18)       (0.38)     (0.40)     (0.42)     (0.42)     (0.44)
   Distributions from capital gains ...........     (0.02)       (0.02)     (0.01)        --      (0.02)     (0.01)
                                                    ------       ------     ------     ------     ------     ------
   Total distributions ........................     (0.20)       (0.40)     (0.41)     (0.42)     (0.44)     (0.45)
                                                    ------       ------     ------     ------     ------     ------
Net asset value, end of period ................     $10.98       $11.11     $10.71     $10.28     $10.27     $10.85
                                                    ======       ======     ======     ======     ======     ======
Total return (not reflecting sales charge) ....     0.70%++       7.67%      8.26%      4.27%     (1.38)%     6.00%

Ratios/supplemental data
   Net assets, end of period (in millions) ....      $34.9        $25.9      $12.7      $5.8       $3.0       $1.2
   Ratio of expenses to average net assets ....     1.55%*        1.55%      1.56%      1.55%      1.56%      1.56%
   Ratio of net investment income to
      average net assets ......................     3.34%*        3.56%      3.70%      4.03%      3.84%      3.98%
   Portfolio turnover rate ....................      8%++          11%        17%        20%        16%         7%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

 Ratio of expenses to average net assets ......     1.54%*        1.54%      1.54%      1.54%      1.53%      1.54%

                                                                              CLASS Y
                                                  -----------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                    YEAR ENDED SEPTEMBER 30,
                                                    3/31/03      --------------------------------------------------
                                                  (UNAUDITED)     2002       2001       2000       1999       1998
                                                  -----------    ------     ------     ------     ------     ------
Net asset value, beginning of period ..........     $11.11       $10.72     $10.28     $10.27     $10.85     $10.68
                                                    ------       ------     ------     ------     ------     ------

Income (loss) from investment operations:
   Net investment income + ....................      0.24         0.49       0.50       0.52       0.52       0.54
   Net gain (loss) on securities (both
      realized and unrealized) ................     (0.10)        0.41       0.45       0.01      (0.56)      0.19
                                                    ------       ------     ------     ------     ------     ------
   Total from investment operations ...........      0.14         0.90       0.95       0.53      (0.04)      0.73
                                                    ------       ------     ------     ------     ------     ------

Less distributions (note 10):
   Dividends from net investment income .......     (0.24)       (0.49)     (0.50)     (0.52)     (0.52)     (0.55)
   Distributions from capital gains ...........     (0.02)       (0.02)     (0.01)        --      (0.02)     (0.01)
                                                    ------       ------     ------     ------     ------     ------
   Total distributions ........................     (0.26)       (0.51)     (0.51)     (0.52)     (0.54)     (0.56)
                                                    ------       ------     ------     ------     ------     ------
Net asset value, end of period ................     $10.99       $11.11     $10.72     $10.28     $10.27     $10.85
                                                    ======       ======     ======     ======     ======     ======
Total return (not reflecting sales charge) ....     1.29%++       8.65%      9.45%      5.32%     (0.39)%     6.96%

Ratios/supplemental data
   Net assets, end of period (in millions) ....      $33.2        $31.2      $23.8      $20.5      $17.0      $10.7
   Ratio of expenses to average net assets ....     0.55%*        0.56%      0.57%      0.56%      0.56%      0.55%
   Ratio of net investment income to
      average net assets ......................     4.35%*        4.59%      4.76%      5.08%      4.86%      4.95%
   Portfolio turnover rate ....................      8%++          11%        17%        20%        16%         7%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

 Ratio of expenses to average net assets ......     0.54%*        0.54%      0.55%      0.54%      0.53%      0.53%

----------
+     Per share amounts have been calculated using the monthly average shares method.
++    Not annualized.
*     Annualized.

                See accompanying notes to financial statements.